Note 11 - Subsequent Events (Details Textual)							2 Months Ended	6 Months Ended
	Jul. 27, 2016 $ / shares	Jun. 27, 2016	Apr. 16, 2016 USD ($) $ / shares shares	Apr. 15, 2016 USD ($) shares	Mar. 02, 2016 USD ($) shares	Feb. 12, 2016 USD ($) $ / shares shares	Apr. 15, 2016 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 $ / shares
Protagenic Therapeutics Inc [Member] | Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.000001
Protagenic Therapeutics Inc [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						3,403,367
Protagenic Therapeutics Inc [Member]
Business Acquisition, Conversion of Stock, Ratio						1
Business Combination, Stock Warrant Conversion Ratio						1
Series B Preferred Stock [Member] | Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	15,463.7183
Series B Preferred Stock [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio						15,463.7183
Series B Preferred Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues | shares				420,260
Series B Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares				420,260	913,200	2,775,000	4,108,460
Shares Issued, Price Per Share | $ / shares						$ 1.25
Stock Issued During Period, Value, New Issues						$ 3,468,750
Proceeds from Issuance of Convertible Preferred Stock				$ 525,325	$ 1,141,500
Proceeds from Issuance of Private Placement							$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs							$ 4,283,438
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						423,291
Series B Preferred Stock [Member] | Private Placement Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues | shares			4,108,460
Series B Preferred Stock [Member] | Placement Agent Warrants [Member] | Subsequent Event [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			127,346
Series B Preferred Stock [Member] | Subsequent Event [Member]
Proceeds from Issuance of Private Placement				$ 525,325
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares								$ 0.000001		$ 0.000001
Proceeds from Issuance of Convertible Preferred Stock								$ 4,283,437
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		15,463.7183
Private Placement [Member] | Subsequent Event [Member]
Proceeds from Issuance of Private Placement			$ 4,635,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs			4,283,438
Private Placement Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			500,000
Proceeds from Issuance of Private Placement			5,135,575
Proceeds From Issuance of Private Placement, Net of Issuance Costs			4,783,438
Placement Agent Warrants [Member] | Subsequent Event [Member]
Payments for Commissions			159,183
Cost and Expense Allowance			$ 15,000
Conversion of Outstanding Stockholder Debt [Member] | Chairman and Board Member Garo H. Armen [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 350,000
Conversion of Outstanding Stockholder Debt [Member] | Predecessor's Stockholder [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 150,000
Subsequent Event [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.000001
Stock Issued During Period, Value, New Issues								4,761,797
Stock Issued During Period, Value, Conversion of Convertible Securities								$ 75,265